Business combinations (Details) $ / shares in Units, $ in Thousands			12 Months Ended
	Jul. 28, 2021 USD ($) tranche $ / shares shares	Jul. 27, 2021 USD ($)	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2020 USD ($) shares	Dec. 31, 2019 USD ($)	Sep. 03, 2021 shares	Dec. 04, 2020 $ / shares shares
Schedule Of Reverse Recapitalization [Line Items]
Cash acquired through reverse recapitalization | $	$ 345,000
Common stock redeemed | $	294,900
Net proceeds from Business Combination and PIPE Investment | $	$ 20,100		$ 624,952	$ 0	$ 0
Sale of stock, number of shares (in Shares)	30,000,000
Unit price per share (in usd per share) | $ / shares	$ 10.00
Proceeds from consideration on sale of shares | $	$ 300,000
Common stock, par value (in usd per share) | $ / shares			$ 0.0001
Recapitalization exchange ratio	5.994933
Transaction costs | $	$ 67,000
Payments of transaction costs | $			$ 66,000
Common stock, shares outstanding (in shares)	321,461,822		323,347,806	62,832,307
Common stock, shares authorized (in shares)			2,000,000,000
Preferred stock, shares authorized (in shares)			100,000,000
Preferred stock par value (in usd per share) | $ / shares			$ 0.0001
Common stock, shares issued (in shares)			323,347,806	62,832,307
Preferred stock, shares issued (in shares)			0
Preferred stock, shares outstanding (in shares)			0
Number of shares for warrants (in shares)						17,333,333
Capitol
Schedule Of Reverse Recapitalization [Line Items]
Transaction costs | $		$ 12,100
Public Warrants
Schedule Of Reverse Recapitalization [Line Items]
Number of shares for warrants (in shares)			11,500,000				11,500,000
Exercise price of warrants (in usd per share) | $ / shares							$ 11.50
Private Placement Warrants
Schedule Of Reverse Recapitalization [Line Items]
Number of shares for warrants (in shares)			5,833,333				5,833,333
Exercise price of warrants (in usd per share) | $ / shares							$ 11.50
Sponsor Covered Shares
Schedule Of Reverse Recapitalization [Line Items]
Common stock, shares outstanding (in shares)	13,256.64
Percentage of shares subject to vesting	20.00%
Number of vesting tranches | tranche	2
Period threshold for change in control	10 years
Sponsor Covered Shares | Sale price of common stock equals or exceeds $15
Schedule Of Reverse Recapitalization [Line Items]
Percentage of vesting shares	50.00%
Stock price trigger (in usd per share) | $ / shares	$ 15.00
Trading days threshold	20 days
Consecutive trading days threshold	30 days
Sponsor Covered Shares | Sale price of common stock equals or exceeds $17.50
Schedule Of Reverse Recapitalization [Line Items]
Percentage of vesting shares	50.00%
Stock price trigger (in usd per share) | $ / shares	$ 17.50
Trading days threshold	20 days
Consecutive trading days threshold	30 days
Earnout Shares
Schedule Of Reverse Recapitalization [Line Items]
Number of vesting tranches | tranche	2
Additional shares receivable	5.00%
Earnout Shares | Sale price of common stock equals or exceeds $15
Schedule Of Reverse Recapitalization [Line Items]
Percentage of vesting shares	50.00%
Stock price trigger (in usd per share) | $ / shares	$ 15.00
Trading days threshold	20 days
Consecutive trading days threshold	30 days
Earnout Shares | Sale price of common stock equals or exceeds $17.50
Schedule Of Reverse Recapitalization [Line Items]
Percentage of vesting shares	50.00%
Stock price trigger (in usd per share) | $ / shares	$ 17.50
Trading days threshold	20 days
Consecutive trading days threshold	30 days